Expense Example, No Redemption {- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Health Care Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Health Care Fund-Class A
Expense Example, No Redemption:
1 Year	$ 672
3 Years	878
5 Years	1,101
10 Years	1,740
Fidelity Advisor Health Care Fund-Class M
Expense Example, No Redemption:
1 Year	474
3 Years	736
5 Years	1,017
10 Years	1,819
Fidelity Advisor Health Care Fund-Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	2,073
Fidelity Advisor Health Care Fund - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762